Interim consolidated statement of profit or loss - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Interim consolidated statement of profit or loss
Revenue from contracts with customers	£ 168,455	£ 208,612	£ 303,826		£ 343,638
Operating expenses	(131,253)	(160,269)	(267,674)		(303,849)
(Loss)/profit on disposal of intangible assets	(715)	(4,349)	11,302		18,079
Operating profit	36,487	43,994	47,454		57,868
Finance costs	(5,386)	(7,131)	(11,912)		(12,946)
Finance income	20,644	785	18,732		1,474
Net finance income/(costs)	15,258	(6,346)	6,820		(11,472)
Profit before income tax	51,745	37,648	54,274		46,396
Income tax expense	(16,738)	(10,878)	(18,139)		(12,980)
Profit for the period	£ 35,007	£ 26,770	£ 36,135	£ (14,535)	£ 33,416
Earnings per share during the period
Basic earnings per share	£ 0.2127	£ 0.1627	£ 0.2196		£ 0.2031
Diluted earnings per share	£ 0.2125	£ 0.1626	£ 0.2194		£ 0.2029